Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2023-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2025

A.	DATES	Begin	End	# days

1	Payment Date		4/15/2025
2	Collection Period	3/1/2025	3/31/2025	31
3	Monthly Interest Period-Actual	3/17/2025	4/14/2025	29
4	Monthly Interest - Scheduled	3/15/2025	4/14/2025	30

B.	SUMMARY

					Principal Payment
			Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes		88,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes		232,000,000.00	-	-	-	-	-	0.0000000
7	Class A-2b Notes		115,500,000.00	-	-	-	-	-	0.0000000
8	Class A-3 Notes		272,500,000.00	171,919,114.78	-	-	37,369,915.63	134,549,199.15	0.4937585
9	Class A-4 Notes		61,400,000.00	61,400,000.00	-	-	-	61,400,000.00	1.0000000
10	Total Class A Notes		769,400,000.00	233,319,114.78	-	-	37,369,915.63	195,949,199.15
11	Class B Notes		35,080,000.00	35,080,000.00	-	-	-	35,080,000.00	1.0000000

12	Total Notes		$804,480,000.00	268,399,114.78	$0.00	$0.00	$37,369,915.63	231,029,199.15

	Overcollateralization
13	Exchange Note		56,126,240.16	24,943,829.71				22,701,634.77
14	Series 2023-A Notes		74,831,095.83	122,387,550.71				124,629,745.65

15	Total Overcollateralization		130,957,335.99	147,331,380.42				147,331,380.42
16	Total Target Overcollateralization		$147,331,380.42	147,331,380.42				147,331,380.42

		SOFR Rate	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		5.21700%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		5.47000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	4.34867%	5.10867%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		5.07000%	726,358.26	2.6655349	37,369,915.63	137.1373051	0.00
21	Class A-4 Notes		5.04000%	257,880.00	4.2000000	0.00	0.0000000	0.00
22	Total Class A Notes			984,238.26	1.2792283	37,369,915.63	48.5702049	0.00
23	Class B Notes		5.28000%	154,352.00	4.4000000	0.00	0.0000000	0.00

24	Totals			1,138,590.26	1.4153121	37,369,915.63	46.4522619	0.00
			Initial Balance	Beginning Balance				Ending Balance
25	Exchange Note Balance		879,311,095.83	390,786,665.49				355,658,944.80

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	11.00%	11.00%
27	Aggregate Securitization Value	935,437,335.99	378,360,579.57
28	Aggregate Base Residual Value (Not Discounted)	715,149,692.29	343,060,458.91

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	1,695	5,083,512.83
30	Turn-in Ratio on Scheduled Terminations			1.83%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	17,125	415,730,495.20
32	Depreciation/Payments		(3,934,541.74)
33	Gross Credit Losses	(41)	(1,279,508.69)
34	Early Terminations — Regular	(4)	(103,017.41)
35	Scheduled Terminations — Returned	(37)	(1,047,496.06)
36	Payoff Units & Lease Reversals	(1,445)	(31,005,351.73)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	15,598	378,360,579.57

World Omni Automobile Lease Securitization Trust 2023-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2025

C.	SERVICING FEE

39	Servicing Fee Due	346,442.08

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(28,304.85)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (0.50% of Initial Securitization Value)	4,677,186.68
43	Beginning Reserve Account Balance	4,677,186.68
44	Ending Reserve Account Balance	4,677,186.68

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	15,286	98.41%	369,997,131.11
46	31 - 60 Days Delinquent	194	1.25%	5,296,461.69
47	61 - 90 Days Delinquent	46	0.30%	1,248,402.45
48	91 -120 Days Delinquent	6	0.04%	168,220.17
49	121+ Days Delinquent	-	-	-

50	Total	15,532	100.00%	376,710,215.42

51	Total 61+ Delinquent as % End of Period Securitization Value				0.37%
52	Delinquency Trigger Occurred				NO

53	Prepayment Speed (1 Month)				1.36%

	Current Period Net Residual Losses/(Gains) on Scheduled and Early Termination Units	Units	Amounts

54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	41	1,150,513.47
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(1,264,722.52)
56	Less: Excess Wear and Tear Received in Current Period		(2,351.56)
57	Less: Excess Mileage Received in Current Period		(15,982.49)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(132,543.10)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		-0.38%
60	Prior Period Net Residual Losses/(Gains) Ratio		-0.46%
61	Second Prior Period Net Residual Losses/(Gains) Ratio		-0.16%
62	Third Prior Period Net Residual Losses/(Gains) Ratio		-0.08%
63	Four Month Average		-0.27%

64	Beginning Cumulative Net Residual Losses/(Gains)		(1,129,750.70)
65	Current Period Net Residual Losses/(Gains)		(132,543.10)

66	Ending Cumulative Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(1,262,293.80)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.13%

	Credit Losses/(Gains):	Units	Amounts
68	Aggregate Securitization Value on charged-off units	41	1,279,508.69
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,211,147.44)

70	Current Period Net Credit Losses/(Gains)		68,361.25

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		0.20%
72	Prior Period Net Credit Losses/(Gains) Ratio		0.42%
73	Second Prior Period Net Credit Losses/(Gains) Ratio		0.30%
74	Third Prior Period Net Credit Losses/(Gains) Ratio		0.89%
75	Four Month Average		0.45%

76	Beginning Cumulative Net Credit Losses/(Gains)		5,734,572.41
77	Current Period Net Credit Losses/(Gains)		68,361.25

78	Ending Cumulative Net Credit Losses/(Gains)		5,802,933.66

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.62%

World Omni Automobile Lease Securitization Trust 2023-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2025

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

80	Lease Payments Received	7,570,144.08
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	1,169,887.23
82	Liquidation Proceeds, Recoveries & Expenses	1,089,827.27
83	Insurance Proceeds	121,320.17
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	113,169.34
85	Payoff Payments	33,676,602.24
86	All Other Payments Received	-

87	Collected Amounts	43,740,950.33

88	Investment Earnings on Collection Account	153,797.40

89	Total Collected Amounts - Available for Distribution	43,894,747.73

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	346,442.08
91	Interest on the Exchange Note - to the Trust Collection Account	1,719,461.33
92	Principal on the Exchange Note - to the Trust Collection Account	35,127,720.69
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	5,368,919.74
94	Remaining Funds Payable to Trust Collection Account	1,332,203.89

95	Total Distributions	43,894,747.73

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	43,548,305.65

97	Investment Earnings on Reserve Account	16,944.19

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	43,565,249.84

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	17,322.10
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	984,238.26
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	154,352.00
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	37,369,915.63
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificate holder	5,039,421.85

110	Total Distributions	43,565,249.84

	COMPLIANCE WITH EUROPEAN UNION RISK RETENTION RULES

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omni Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2023-A, and (ii) the residual interest in the 2023-A Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2023-A Reference Pool (each as defined in the Indenture). World Omni has not (and has not permitted WOAL or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) hedged or otherwise mitigated its credit risk under or associated with the EU Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case, to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.